Risk/Return Detail Data - FidelityArizonaMunicipalFunds-ComboPRO	Oct. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Union Street Trust II
FidelityArizonaMunicipalFunds-ComboPRO | Fidelity Arizona Municipal Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Arizona Municipal Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Arizona Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Arizona personal income taxes. Potentially investing up to 20% of assets in municipal securities whose interest is subject to Arizona personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. Proposed Reorganization. The Board of Trustees of Fidelity Union Street Trust II has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity ® Arizona Municipal Money Market Fund and Fidelity ® Municipal Money Market Fund pursuant to which Fidelity ® Arizona Municipal Money Market Fund would be reorganized on a tax-free basis with and into Fidelity ® Municipal Money Market Fund. As a result of the proposed Reorganization, shareholders of Fidelity ® Arizona Municipal Money Market Fund would receive shares of Fidelity ® Municipal Money Market Fund. The Agreement provides for the transfer of all of the assets of Fidelity ® Arizona Municipal Money Market Fund in exchange for shares of Fidelity ® Municipal Money Market Fund equal in value to the net assets of Fidelity ® Arizona Municipal Money Market Fund and the assumption by Fidelity ® Municipal Money Market Fund of all of the liabilities of Fidelity ® Arizona Municipal Money Market Fund. After the exchange, Fidelity ® Arizona Municipal Money Market Fund will distribute the Fidelity ® Municipal Money Market Fund shares to its shareholders pro rata, in liquidation of Fidelity ® Arizona Municipal Money Market Fund. As a result, shareholders of Fidelity ® Arizona Municipal Money Market Fund will become shareholders of Fidelity ® Municipal Money Market Fund (these transactions are collectively referred to as the "Reorganization"). A Special Meeting (the "Meeting") of the Shareholders of Fidelity ® Arizona Municipal Money Market Fund is expected to be held on or about November 16, 2022 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity ® Arizona Municipal Money Market Fund in advance of the meeting. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about December 2, 2022. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity ® Arizona Municipal Money Market Fund. Following a failure to obtain shareholder approval, prior to such liquidation, the fund will be closed to new purchases and the assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity ® Municipal Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries . Geographic Concentration. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Bar Chart, Year to Date Return	0.27%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2019
Highest Quarterly Return	0.32%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityArizonaMunicipalFunds-ComboPRO | Fidelity Arizona Municipal Money Market Fund | Fidelity Arizona Municipal Money Market Fund
Risk/Return:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
2012	0.02%
2013	0.01%
2014	0.01%
2015	0.01%
2016	0.17%
2017	0.50%
2018	0.99%
2019	1.06%
2020	0.39%
2021	0.01%
FidelityArizonaMunicipalFunds-ComboPRO | Fidelity Arizona Municipal Money Market Fund | Return Before Taxes | Fidelity Arizona Municipal Money Market Fund
Risk/Return:
Label	Fidelity® Arizona Municipal Money Market Fund
Past 1 year	0.01%
Past 5 years	0.59%
Past 10 years	0.32%